Shareholder Report, Line Graph (Details) - USD ($)	Dec. 28, 2022	Jul. 31, 2024	Jul. 31, 2023
C000240224
Account Value [Line Items]
Line Graph and Table Measure Name	Hunter Small Cap Value Fund
Account Value	$ 100,000	$ 129,232	$ 111,400
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 100,000	130,154	112,511
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 100,000	$ 149,592	$ 122,468